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May 5, 1999


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549


     Re:  CG Variable Annuity Separate Account II
          (Registration No. 33-83020)


Ladies and Gentlemen:

In accordance with paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, I hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not differ from that contained in the most recent amendment of the registration statement filed electronically with the Commission, by the above-captioned registrant, on Form N-4 on April 30, 1999.

If there are any questions regarding this filing, please contact me at (219) 455-0637.

Sincerely,

/S/ RANDALL KELLER

Randall  Keller
Securities Fund Specialist